UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 122.6%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	$1,010	$1,109,687

Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,075,675
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	765	801,330
6.00%, 09/01/19	435	455,658

		2,332,663
Arizona — 1.6%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A, 4.00%, 01/01/41	2,240	2,309,149
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,798,685
5.00%, 10/01/29	400	414,572

		5,522,406
California — 15.2%
Anaheim California Public Financing Authority, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,773,550
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	550	571,439
Sutter Health, Series A, 5.00%, 11/15/41	945	1,066,508
Sutter Health, Series B, 5.88%, 08/15/20(a)	1,200	1,305,900
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	1,090	1,206,739
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,480	1,612,519
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	1,185	1,195,843

Security	Par (000)	Value
California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	$410	$463,341
Series A, 5.00%, 03/01/37	455	512,744
Series A-1, 5.75%, 03/01/34	850	924,384
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,175	2,417,708
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 09/01/30(b)	12,740	8,912,012
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,700	1,709,350
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	2,500	2,044,200
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	3,750	1,894,537
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/38(b)	5,000	2,314,100
San Diego California Community College District, GO, CAB, Election of 2006(b):
0.00%, 08/01/31	2,145	1,220,462
0.00%, 08/01/32	2,680	1,431,334
San Diego California Unified School District, GO, CAB, Election of 2008(b):
Series C, 0.00%, 07/01/38	1,600	751,648
Series G, 0.00%, 07/01/34	650	317,863
Series G, 0.00%, 07/01/35	690	317,435
Series G, 0.00%, 07/01/36	1,035	447,969
Series G, 0.00%, 07/01/37	690	281,065
San Diego California Unified School District, GO, Refunding, Series R-1(b):
0.00%, 07/01/30	5,000	3,401,350
0.00%, 07/01/31	1,280	829,235
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	700	770,028
5.00%, 08/01/21	600	660,024
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	5,500	2,672,450

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 08/01/18(a)	$5,035	$5,035,000

		52,060,737
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	2,000	2,117,700

Connecticut — 0.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	600	594,222
Sub-Series B-1, 4.00%, 05/15/45	700	707,210
State of Connecticut, GO, Series C, 5.00%, 06/15/32	615	691,949

		1,993,381
District of Columbia — 1.6%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 02/01/31	5,360	5,371,524

Florida — 10.6%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,600	1,729,104
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	3,150	3,520,156
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(a)	5	5,280
6.00%, 11/15/37	1,445	1,532,264
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,073,935
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,047,763
5.38%, 10/01/32	3,160	3,417,256
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	2,025	2,333,408
Department, Series B, AMT, 6.25%, 10/01/38	415	479,703
Department, Series B, AMT, 6.00%, 10/01/42	660	752,004
Series B, AMT, 6.00%, 10/01/30	640	730,202

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	$885	$909,815
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	211,911
County of Miami-Dade Florida Aviation, Refunding RB, Series B, AMT, 5.00%, 10/01/40	2,490	2,818,082
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,995	3,321,784
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	605	671,568
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	560	608,541
5.00%, 08/01/47	1,620	1,755,740
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	30	32,842
5.00%, 10/01/31	1,970	2,147,103
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	520	583,008
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	275	284,512
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	2,000	2,165,940
5.38%, 10/01/29	1,050	1,153,341

		36,285,262
Georgia — 3.4%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	500	572,410
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,250	1,255,400

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	$7,475	$9,421,415
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	140	152,198
5.00%, 04/01/44	380	408,029

		11,809,452
Illinois — 15.6%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,290	4,686,310
3rd Lien, Series A, 5.75%, 01/01/39	820	888,052
Senior Lien, Series D, 5.25%, 01/01/42	2,900	3,303,274
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	996,777
Sales Tax Receipts, 5.25%, 12/01/36	595	635,353
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	47,521
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 08/15/34	650	709,794
6.00%, 08/15/41	1,000	1,100,780
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	740	741,561
5.00%, 08/15/44	350	374,374
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30(c)	10,490	10,518,848
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	1,994,273
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 01/01/33	9,145	10,201,796
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
0.00%, 12/15/26	5,000	3,598,150
0.00%, 12/15/33	9,950	5,013,407
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	3,450	1,096,583

Security	Par (000)	Value
Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	$675	$752,281
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	3,565	3,804,354
State of Illinois, GO:
5.25%, 02/01/33	830	875,301
5.50%, 07/01/33	820	869,471
5.25%, 02/01/34	830	873,633
5.50%, 07/01/38	445	468,411

		53,550,304
Indiana — 1.2%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,201,607
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	515	548,145
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	700	788,326
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 01/01/19(a)	115	116,853
5.25%, 01/01/29	485	492,323
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	890	950,182

		4,097,436
Iowa — 2.6%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	5,725	5,960,813
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	1,330	1,382,003
5.70%, 12/01/27	600	622,770
5.80%, 12/01/29	405	420,017
5.85%, 12/01/30	425	440,861

		8,826,464
Louisiana — 1.3%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,795	3,042,274

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 07/01/30	$1,250	$1,274,712

		4,316,986
Maine — 0.2%
Maine State Housing Authority, RB, Series D-1, 3.65%, 11/15/42	645	631,726

Massachusetts — 2.7%
Commonwealth of Massachusetts, GO, 4.00%, 05/01/45	855	870,510
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,090	2,276,950
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	920	941,749
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	795	824,288
Series C, 5.35%, 12/01/42	460	465,653
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	255	252,532
3.85%, 06/01/46	175	173,222
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	1,720	1,925,832
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,280	1,414,323

		9,145,059
Michigan — 2.2%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	400	416,840
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,860,497
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	615	625,277
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	430	374,706
Trinity Health Credit Group, 5.00%, 12/01/21(a)	20	21,984
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	350	358,208

Security	Par (000)	Value
Michigan (continued)
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	$600	$610,146
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,040	1,137,178
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	159,677
Series I-A, 5.38%, 10/15/41	700	769,258
Series II-A (AGM), 5.25%, 10/15/36	900	989,100
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	380	424,357

		7,747,228
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	385	390,721
6.50%, 11/15/38	2,115	2,146,048

		2,536,769
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Faciliities Refinancing, Series A, 4.00%, 08/01/43	400	413,136

Missouri — 0.3%
State of Missouri Health & Educational Facilities Authority, RB, Mercy Health, 4.00%, 11/15/42	1,015	1,028,936

Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.00%, 09/01/32	5,010	5,478,635
5.25%, 09/01/37	750	827,378

		6,306,013
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	850	875,440
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	500	524,040

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (continued):
(AGM), 5.25%, 07/01/39	$3,800	$3,984,338

		5,383,818
New Jersey — 8.5%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	895	978,468
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	685	745,787
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	1,975	2,008,614
School Facilities Construction (AGC), 6.00%, 12/15/18(a)	25	25,430
Series WW, 5.25%, 06/15/33	155	169,646
Series WW, 5.00%, 06/15/34	205	220,639
Series WW, 5.00%, 06/15/36	925	989,787
Series WW, 5.25%, 06/15/40	265	286,200
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	5,360	6,127,498
Sub-Series A, 4.00%, 07/01/32	1,270	1,273,747
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	300	318,693
5.75%, 12/01/27	1,950	2,088,606
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	999,139
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,490	1,592,661
Transportation Program, Series AA, 5.00%, 06/15/38	1,885	1,996,818
Transportation System, Series A, 5.50%, 06/15/41	3,150	3,294,112
Transportation System, Series AA, 5.50%, 06/15/39	1,150	1,234,525
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,058,030
Transportation System, Series B, 5.00%, 06/15/42	520	536,505
Transportation System, Series D, 5.00%, 06/15/32	735	792,205
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	1,845	2,026,696

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series A, 5.25%, 06/01/46	$405	$453,483

		29,217,289
New York — 6.7%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	1,600	1,627,728
City of New York Housing Development Corp., Refunding RB, Series L-2-A, 4.00%, 05/01/44	850	857,897
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 06/15/44	1,425	1,568,298
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,130	1,163,697
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/40	755	776,072
City of New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 01/15/34	2,750	2,797,657
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,642,030
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	430	473,047
5.75%, 02/15/47	270	293,792
Metropolitan Transportation Authority, RB, Series C:
6.50%, 11/15/18(a)	2,985	3,030,044
6.50%, 11/15/18(a)	245	248,697
6.50%, 11/15/28	770	780,880
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,715	2,939,612
Port Authority of New York & New Jersey, Refunding ARB, Series 207, AMT, 4.00%, 09/15/43	460	469,573
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(a)	1,200	1,232,292
State of New York HFA, RB, M/F Housing, Series B:
Affordable Housing, AMT, 5.30%, 11/01/37	2,500	2,502,825

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
State of New York HFA, RB, M/F Housing, Series B (continued):
Green Bond (SONYMA), 3.88%, 11/01/48	$590	$592,803

		22,996,944
Ohio — 2.2%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	1,565	1,591,011
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	460	462,461
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	530	608,021
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 02/15/37(b)	10,000	4,887,300

		7,548,793
Oregon — 1.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36(c)	835	964,175
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	440	454,701
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	995	445,282
State of Oregon, GO, Refunding, Veteran’s Welfare Series 100th, 3.65%, 06/01/42	610	605,175
State of Oregon Housing & Community Services Department, RB, Series D, 3.45%, 01/01/38	2,765	2,703,589

		5,172,922
Pennsylvania — 9.2%
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	1,600	1,720,320
Tobacco Master Settlement Payment, 5.00%, 06/01/33	220	247,045
Tobacco Master Settlement Payment, 5.00%, 06/01/34	390	436,566
Tobacco Master Settlement Payment, 5.00%, 06/01/35	740	825,100

Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth Financing Authority, RB (continued):
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	$1,050	$1,072,239
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	950	949,971
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,035	1,124,300
PA Bridges Finco LP, 5.00%, 12/31/38	1,305	1,421,328
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,290	8,002,743
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	570	575,706
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	2,330	2,595,270
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	682,719
Series A-1, 5.00%, 12/01/41	2,385	2,647,040
Series B, 5.00%, 12/01/40	935	1,038,346
Series C, 5.50%, 12/01/23(a)	555	651,204
Sub-Series B-1, 5.00%, 06/01/42	1,750	1,915,812
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	575	631,385
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	2,070	2,110,344
Series A-1, 5.00%, 12/01/40	765	844,407
Philadelphia Authority for Industrial Development, RB, The Childern’s Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,225	1,252,832
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	305	335,823
Philadelphia School District, GO, Series E(a):
6.00%, 09/01/18	5	5,019

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia School District, GO, Series E(a) (continued):
6.00%, 09/01/18	$395	$396,493

		31,482,012
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	805	817,904
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	465	516,792
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	1,055	1,074,201
5.00%, 06/01/50	2,630	2,744,142

		5,153,039
South Carolina — 5.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(a)	115	130,378
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	1,085	1,220,310
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	3,000	3,125,340
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,330	2,588,979
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,225	6,780,208
Series E, 5.50%, 12/01/53	745	806,299
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,203,427
Series A, 5.50%, 01/01/19(a)	80	81,371
Series A, 5.50%, 01/01/19(a)	920	935,769

		17,872,081
South Dakota — 1.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue:
4.00%, 07/01/37	1,225	1,244,269

Security	Par (000)	Value
South Dakota (continued)
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue (continued):
4.00%, 07/01/42	$3,000	$3,038,130

		4,282,399
Tennessee — 2.1%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19(a)	5,000	5,229,200
Tennessee Housing Development Agency, RB:
3.60%, 07/01/42	550	544,759
3.65%, 07/01/47	1,465	1,439,245

		7,213,204
Texas — 15.6%
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	1,990	2,059,192
6.00%, 11/15/35	110	113,860
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	1,280	1,318,285
5.38%, 11/15/38	70	72,010
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	575	631,419
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,130	1,008,619
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	827,475
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	3,160	3,555,284
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,117,792
Series D, 5.00%, 11/01/42	1,500	1,595,445
Series H, 5.00%, 11/01/32	3,000	3,236,310
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,096,349

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Grand Parkway Transportation Corp., RB:
Convertible CAB, Series B, 5.80%, 10/01/46(c)	$2,095	$1,958,553
Subordinate Tier Toll Revenue Bonds, TELA Supported, Series A, 5.00%, 10/01/48	1,810	2,061,156
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	3,420	1,451,209
North Texas Tollway Authority, Refunding RB, 1st Tier:
System, Series A, 6.00%, 01/01/19(a)	2,270	2,313,561
System, Series A, 6.00%, 01/01/28	525	534,104
System, Series K-2 (AGC), 6.00%, 01/01/19(a)	4,015	4,092,048
Series K-1 (AGC), 5.75%, 01/01/19(a)	3,800	3,869,046
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	4,990	2,316,657
0.00%, 09/15/36	11,525	5,042,187
0.00%, 09/15/37	8,245	3,394,631
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,355	1,547,464
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,284,724
5.00%, 12/15/32	705	759,920
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,275	1,375,572
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	3,080	3,302,807

Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/45	$500	$513,850

		53,449,529
Utah — 0.4%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,240	1,387,386

Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(a):
5.50%, 05/15/19	125	128,860
5.50%, 05/15/19	225	232,038

		360,898
Washington — 1.2%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,015	1,110,481
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	547,470
5.25%, 10/01/39	625	655,644
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	1,835	1,865,571

		4,179,166
West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	2,945	2,925,681

Wisconsin — 1.5%
State of Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,427,429
Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	1,450	1,451,015

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, 4.00%, 04/01/39	$2,205	$2,220,986

		5,099,430

Total Municipal Bonds — 122.6% (Cost — $393,106,361)		420,927,460

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Arizona — 0.9%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	1,200	1,237,452
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,710	1,763,215

		3,000,667
California — 2.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(e)	3,826	3,982,654
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(e)	1,571	1,872,322
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	404	419,182
University of California, RB, Series O, 5.75%, 05/15/19(a)	840	869,173

		7,143,331
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 07/01/34(e)	900	923,018
5.00%, 02/01/41	7,000	7,232,050

		8,155,068
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,541,311

District of Columbia — 0.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30(e)	1,004	1,053,899

Security	Par (000)	Value
District of Columbia (continued)
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(a)(e)	$1,779	$1,792,026

		2,845,925
Florida — 4.8%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,480	4,855,043
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	4,620	4,943,683
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,682,049
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,640	2,963,946

		16,444,721
Illinois — 3.2%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(e)	4,399	4,539,035
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,138	2,338,129
Series A, 5.00%, 01/01/40	2,730	3,020,062
Series B, 5.00%, 01/01/40	1,050	1,166,556

		11,063,782
Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,723	5,585,850

Louisiana — 0.4%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,515	1,556,435

Maryland — 1.3%
City of Baltimore Maryland Water Utility Fund, RB, Series A:
Sub-Water Projects, 5.00%, 07/01/41	2,808	3,183,994

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
City of Baltimore Maryland Water Utility Fund, RB, Series A (continued):
Wastewater Project, 5.00%, 07/01/46	$1,061	$1,201,113

		4,385,107
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,631,462

Michigan — 3.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,970	2,159,309
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,530	8,192,188
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	971,381

		11,322,878
Nevada — 5.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(e)	3,778	3,888,572
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	3,061	3,520,677
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 07/01/19	4,499	4,661,660
5.75%, 07/01/19	1,829	1,899,806
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,460	3,895,882

		17,866,597
New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	800	904,086
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,309	2,421,100
Series G, 4.00%, 01/01/43	2,146	2,233,375

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	$1,840	$1,918,855

		7,477,416
New York — 6.7%
City of New York Water & Sewer System, Refunding RB, Series DD, 5.00%, 06/15/35	1,665	1,879,435
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(e)	3,059	3,488,482
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(e)	1,680	1,712,603
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	5,680	6,353,167
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,470	3,935,882
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,498	1,689,831
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,581,393
Triborough Bridge & Tunnel Authority, RB, General, Series A-2(e):
5.25%, 11/15/18(a)	486	491,877
5.25%, 11/15/34	814	822,599

		22,955,269
Ohio — 1.7%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(e)	2,115	2,157,342
4.00%, 11/15/43	2,912	3,040,988

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	$580	$589,895

		5,788,225
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	998,937

South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A(a)(e):
5.50%, 01/01/19	102	103,325
5.50%, 01/01/19	1,175	1,194,725

		1,298,050
Texas — 2.5%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,470	1,496,857
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,229	1,402,614
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,440	3,842,085
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,874	1,902,683

		8,644,239
Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,234	2,655,182

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,767,580

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,880	$3,338,582

		6,106,162
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	1,980	2,119,303
Series C, 5.25%, 04/01/19(a)(e)	1,430	1,465,325

		3,584,628

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.3% (Cost — $149,194,148)		152,051,242

Total Long-Term Investments — 166.9% (Cost — $542,300,509)		572,978,702

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.85%(f)(g)	108,939	108,961

Total Short-Term Securities — 0.0% (Cost — $108,957)		108,961

Total Investments — 166.9% (Cost — $542,409,466)		573,087,663
Other Assets Less Liabilities — 0.7%		2,513,859
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.2)%		(90,039,099)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (41.4)%		(142,272,105)

Net Assets Applicable to Common Shares — 100.0%		$343,290,318

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN)

(e)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2018 and January 1, 2038, is $19,690,820.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/2018	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	108,939	108,939	$108,961	$3,144	$284	$4

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
GTD	Guaranteed
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SONYMA	State of New York Mortgage Agency

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	49	09/19/18	$5,852	$23,868
Long U.S. Treasury Bond	128	09/19/18	18,300	24,059
5-Year U.S. Treasury Note	41	09/28/18	4,638	8,212

				$56,139

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$572,978,702	$—	$572,978,702
Short-Term Securities	108,961	—	—	108,961

	$108,961	$572,978,702	$—	$573,087,663

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$56,139	$—	$—	$56,139

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(89,829,044)	$—	$(89,829,044)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(232,329,044)	$—	$(232,329,044)

During the period ended July 31, 2018, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniEnhanced Fund, Inc.

Date: September 20, 2018